CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (Parenthetical) (Inventergy Inc [Member], USD $)	9 Months Ended
Sep. 30, 2013
Series A One Preferred Stock [Member]
Convertible preferred stock issued price per share	$ 0.01
Series A Two Preferred Stock [Member]
Convertible preferred stock issued price per share	$ 1.6996
Convertible preferred stock issuance cost	$ 501,475
Series A Three common stock [Member]
Convertible preferred stock issued price per share	$ 3.21
Convertible preferred stock issuance cost	$ 242,279